Prepaid Expenses and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	June 30,	December 31,
(in thousands)	2025	2024

Prepaid expenses	$689	$884
Tax authorities	119	68
Receivables on account of assets sold	890	1,234
Others	113	113
	$1,811	$2,299